Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Summary of Significant Accounting Policies [Abstract]
Deposits by Sales Year for MSA Escrow Account
The following shows the amount of deposits by sales year for the MSA escrow account:

Sales	Deposits as of December 31,
Year	2020	2019
1999	$211	$211
2000	1,017	1,017
2001	1,673	1,673
2002	2,271	2,271
2003	4,249	4,249
2004	3,714	3,714
2005	4,553	4,553
2006	3,847	3,847
2007	4,167	4,167
2008	3,364	3,364
2009	1,619	1,619
2010	406	406
2011	193	193
2012	199	199
2013	173	173
2014	143	143
2015	101	101
2016	91	91
2017	83	83
Total	$32,074	$32,074

Allowance for Doubtful Accounts
Accounts receivable are recognized at their net realizable value. All accounts receivable are trade related, recorded at the invoiced amount, and do not bear interest. The Company maintains allowances for doubtful accounts receivable for estimated uncollectible invoices resulting from a customer’s inability to pay (bankruptcy, out of business, etc., i.e. “bad debt” which results in write-offs). The activity of allowance for doubtful accounts during 2020 and 2019 is as follows:

	December 31, 2020	December 31, 2019
Balance at beginning of period	$280	$42
Additions to allowance account during period	86	238
Deductions of allowance account during period	(216)	-
Balance at end of period	$150	$280

Change in Accounting Principles
All prior periods presented in the consolidated financial statements have been retrospectively adjusted to apply the effects of the change in accounting principle from the LIFO method to the FIFO method of accounting and adoption of ASU 2020-06. As a result of the retrospective application of the change in accounting principle the LIFO method to the FIFO method and retrospective adoption of ASU 2020-06, certain line items in our consolidated financial statements and related notes were adjusted as follows:

Consolidated Balance Sheet at December 31, 2020	As Originally Reported	Effect of ASU 2020-06 Adoption	Effect of LIFO Change	Reclassification	As Adjusted
Inventories	$79,750	$-	$6,106	$-	$85,856
Total current assets	$157,297	$-	$6,106	$-	$163,403
Deferred income taxes	$-	$-	$-	$610	$610
Total assets	$489,333	$-	$6,106	$610	$496,049
Notes payable and long-term debt	$277,962	$24,150	$-	$-	$302,112
Deferred income taxes	$4,082	$(6,276)	$1,584	$610	$-
Total liabilities	$358,494	$17,874	$1,584	$610	$378,562
Additional paid-in capital	$127,362	$(24,939)	$-	$-	$102,423
Accumulated earnings (deficit)	$12,058	$7,065	$4,522	$-	$23,645
Total stockholders' equity	$130,839	$(17,874)	$4,522	$-	$117,487
Total liabilities and stockholders' equity	$489,333	$-	$6,106	$610	$496,049

Consolidated Statement of Income for the year ended December 31, 2020	As Originally Reported	Effect of ASU 2020-06 Adoption	Effect of LIFO Change	As Adjusted
Cost of sales	$215,475	$-	$(354)	$215,121
Gross profit	$189,636	$-	$354	$189,990
Operating income	$64,073	$-	$354	$64,427
Interest expense, net	$20,226	$(6,739)	$-	$13,487
Income before income taxes	$43,056	$6,739	$354	$50,149
Income tax expense	$10,015	$1,842	$100	$11,957
Consolidated net income	$33,041	$4,897	$254	$38,192
Basic income per common share	$1.70	$0.26	$0.01	$1.97
Diluted income per common share	$1.67	$0.17	$0.01	$1.85

Consolidated Statements of Comprehensive Income for the year ended December 31, 2020	As Originally Reported	Effect of ASU 2020-06 Adoption	Effect of LIFO Change	As Adjusted
Consolidated net income	$33,041	$4,897	$254	$38,192
Comprehensive income	$34,179	$4,897	$254	$39,330

Consolidated Statements of Cash Flows for the year ended December 31, 2020	As Originally Reported	Effect of ASU 2020-06 Adoption	Effect of LIFO Change	As Adjusted
Consolidated net income	$33,041	$4,897	$254	$38,192
Amortization of debt discount and deferred financing costs	$8,969	$(6,739)	$-	$2,230
Deferred income taxes	$2,800	$1,842	$100	$4,742
Inventories	$(7,650)	$-	$(354)	$(8,004)

Consolidated Statements of Changes in Stockholders’ Equity (Deficit) for the year ended December 31, 2020	As Originally Reported	Effect of ASU 2020-06 Adoption	Effect of LIFO Change	As Adjusted
Net income	$33,041	$4,897	$254	$38,192
Additional paid-in capital	$127,362	$(24,939)	$-	$102,423
Accumulated earnings (deficit)	$12,058	$7,065	$4,522	$23,645
Total stockholders' equity	$130,839	$(17,874)	$4,522	$117,487

Consolidated Balance Sheet at December 31, 2019	As Originally Reported	Effect of ASU 2020-06 Adoption	Effect of LIFO Change	Reclassification	As Adjusted
Inventories	$70,979	$-	$5,752	$-	$76,731
Total current assets	$189,250	$-	$5,752	$-	$195,002
Deferred income taxes	$-	$-	$-	$5,062	$5,062
Total assets	$446,584	$-	$5,752	$5,062	$457,398
Notes payable and long-term debt	$268,951	$30,889	$-	$-	$299,840
Deferred income taxes	$1,572	$(8,118)	$1,484	$5,062	$-
Total liabilities	$339,999	$22,771	$1,484	$5,062	$369,316
Additional paid-in capital	$125,469	$(24,939)	$-	$-	$100,530
Accumulated earnings (deficit)	$(15,308)	$2,168	$4,268	$-	$(8,872)
Total stockholders' equity	$106,585	$(22,771)	$4,268	$-	$88,082
Total liabilities and stockholders' equity	$446,584	$-	$5,752	$5,062	$457,398

Consolidated Statement of Income for the year ended December 31, 2019	As Originally Reported	Effect of ASU 2020-06 Adoption	Effect of LIFO Change	As Adjusted
Cost of sales	$225,243	$-	$(371)	$224,872
Gross profit	$136,746	$-	$371	$137,117
Operating income	$26,859	$-	$371	$27,230
Interest expense, net	$17,342	$(2,907)	$-	$14,435
Income before income taxes	$15,818	$2,907	$371	$19,096
Income tax expense	$2,044	$739	$80	$2,863
Consolidated net income	$13,774	$2,168	$291	$16,233
Basic income per common share	$0.70	$0.12	$0.01	$0.83
Diluted income per common share	$0.69	$0.08	$0.01	$0.78

Consolidated Statements of Comprehensive Income for the year ended December 31, 2019	As Originally Reported	Effect of ASU 2020-06 Adoption	Effect of LIFO Change	As Adjusted
Consolidated net income	$13,774	$2,168	$291	$16,233
Comprehensive income	$12,537	$2,168	$291	$14,996

Consolidated Statements of Cash Flows for the year ended December 31, 2019	As Originally Reported	Effect of ASU 2020-06 Adoption	Effect of LIFO Change	As Adjusted
Consolidated net income	$13,774	$2,168	$291	$16,233
Amortization of debt discount and deferred financing costs	$4,365	$(2,907)	$-	$1,458
Deferred income taxes	$(4,219)	$739	$80	$(3,400)
Inventories	$21,036	$-	$(371)	$20,665

Consolidated Statements of Changes in Stockholders’ Equity (Deficit) for the year ended December 31, 2019	As Originally Reported	Effect of ASU 2020-06 Adoption	Effect of LIFO Change	As Adjusted
Net income	$13,774	$2,168	$291	$16,233
Additional paid-in capital	$125,469	$(24,939)	$-	$100,530
Accumulated earnings (deficit)	$(15,308)	$2,168	$4,268	$(8,872)
Total stockholders' equity	$106,585	$(22,771)	$4,268	$88,082

Consolidated Statement of Income for the year ended December 31, 2018	As Originally Reported	Effect of ASU 2020-06 Adoption	Effect of LIFO Change	As Adjusted
Cost of sales	$190,124	$-	$(58)	$190,066
Gross profit	$142,559	$-	$58	$142,617
Operating income	$48,484	$-	$58	$48,542
Income before income taxes	$31,574	$-	$58	$31,632
Income tax expense	$6,285	$-	$20	$6,305
Consolidated net income	$25,289	$-	$38	$25,327
Basic income per common share	$1.31	$-	$-	$1.31
Diluted income per common share	$1.28	$-	$-	$1.28

Consolidated Statements of Comprehensive Income for the year ended December 31, 2018	As Originally Reported	Effect of ASU 2020-06 Adoption	Effect of LIFO Change	As Adjusted
Consolidated net income	$25,289	$-	$38	$25,327
Comprehensive income	$25,702	$-	$38	$25,740

Consolidated Statements of Cash Flows for the year ended December 31, 2018	As Originally Reported	Effect of ASU 2020-06 Adoption	Effect of LIFO Change	As Adjusted
Consolidated net income	$25,289	$-	$38	$25,327
Deferred income taxes	$2,565	$-	$20	$2,585
Inventories	$(20,650)	$-	$(58)	$(20,708)

Consolidated Statements of Changes in Stockholders’ Equity (Deficit) for the year ended December 31, 2018	As Originally Reported	Effect of ASU 2020-06 Adoption	Effect of LIFO Change	As Adjusted
Net income	$25,289	$-	$38	$25,327
Accumulated earnings (deficit)	$(25,503)	$-	$3,977	$(21,526)
Total stockholders' equity	$82,623	$-	$3,977	$86,600

Segment Information		As Originally Reported	Effect of ASU 2020-06 Adoption	Effect of LIFO Change	Reclassification	As Adjusted
Zig-Zag products gross profit	2020	$78,232	$-	$46	$-	$78,278
_	2019	$59,386	$-	$28	$-	$59,414
_	2018	$57,043	$-	$7	$-	$57,050

Stoker's products gross profit	2020	$61,456	$-	$308	$-	$61,764
_	2019	$52,277	$-	$343	$-	$52,620
_	2018	$46,490	$-	$51	$-	$46,541

Zig-Zag products operating income	2020	$61,886	$-	$46	$-	$61,932
_	2019	$45,058	$-	$28	$-	$45,086
_	2018	$42,650	$-	$7	$-	$42,657

Stoker's products operating income	2020	$44,734	$-	$308	$-	$45,042
_	2019	$34,665	$-	$343	$-	$35,008
_	2018	$28,920	$-	$51	$-	$28,971

Zig-Zag products assets	2020	$207,518	$-	$(618)	$-	$206,900
_	2019	$145,831	$-	$(664)	$-	$145,167
_
Stoker's products assets	2020	$126,292	$-	$6,724	$-	$133,016
_	2019	$120,723	$-	$6,416	$-	$127,139
_
Corporate unallocated assets	2020	$64,407	$-	$-	$610	$65,017
_	2019	$89,131	$-	$-	$5,062	$94,193

Certain line items in our unaudited quarterly financial information were adjusted as a result of our retrospective application of the change in accounting principle the LIFO method to the FIFO method and retrospective adoption of ASU 2020-06 as follows:

First quarter 2020	As Originally Reported	Effect of ASU 2020-06 Adoption	Effect of LIFO Change	As Adjusted
Gross profit	$41,431	$-	$-	$41,431
Consolidated net income	$3,275	$1,224	$-	$4,499
Basic net income (loss) per share	$0.17	$0.06	$-	$0.23
Diluted net income (loss) per share	$0.16	$0.06	$-	$0.22

Second quarter 2020
Gross profit	$48,092	$-	$(156)	$47,936
Consolidated net income	$9,227	$1,224	$(156)	$10,295
Basic net income (loss) per share	$0.47	$0.07	$(0.01)	$0.53
Diluted net income (loss) per share	$0.47	$0.03	$(0.01)	$0.49

Third quarter 2020
Gross profit	$48,307	$-	$-	$48,307
Consolidated net income	$7,796	$1,224	$-	$9,020
Basic net income (loss) per share	$0.41	$0.06	$-	$0.47
Diluted net income (loss) per share	$0.40	$0.04	$-	$0.44

Fourth quarter 2020
Gross profit	$51,806	$-	$510	$52,316
Consolidated net income	$12,743	$1,225	$410	$14,378
Basic net income (loss) per share	$0.67	$0.05	$0.02	$0.74
Diluted net income (loss) per share	$0.65	$0.01	$0.02	$0.68

First quarter 2019
Gross profit	$40,464	$-	$(24)	$40,440
Consolidated net income	$6,560	$-	$(24)	$6,536
Basic net income (loss) per share	$0.34	$-	$(0.01)	$0.33
Diluted net income (loss) per share	$0.33	$-	$-	$0.33

Second quarter 2019
Gross profit	$41,183	$-	$(112)	$41,071
Consolidated net income	$13,205	$-	$(112)	$13,093
Basic net income (loss) per share	$0.67	$-	$-	$0.67
Diluted net income (loss) per share	$0.66	$-	$(0.01)	$0.65

Third quarter 2019
Gross profit	$42,816	$-	$136	$42,952
Consolidated net income	$6,274	$92	$136	$6,502
Basic net income (loss) per share	$0.32	$-	$0.01	$0.33
Diluted net income (loss) per share	$0.31	$(0.01)	$0.01	$0.31

Fourth quarter 2019
Gross profit	$12,283	$-	$371	$12,654
Consolidated net income	$(12,265)	$2,076	$291	$(9,898)
Basic net income (loss) per share	$(0.62)	$0.11	$0.01	$(0.50)
Diluted net income (loss) per share	$(0.62)	$0.11	$0.01	$(0.50)